Short-term Investments - Summary of Short Term Investments (Detail) ¥ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Marketable Securities [Line Items]
Wealth management products	¥ 843,232		$ 513,683
Cost [Member]
Marketable Securities [Line Items]
Wealth management products	824,564	¥ 503,733
Gross Unrealized Gains [Member]
Marketable Securities [Line Items]
Wealth management products	36,290	4,885
Foreign currency exchange losses [Member]
Marketable Securities [Line Items]
Wealth management products	¥ (17,622)	¥ 5,065